BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2025	Feb. 29, 2024	Aug. 31, 2024
Property, Plant and Equipment [Line Items]
Revenues from mining	$ 1,517,422	$ 861,026	$ 2,001,105	$ 1,190,749
Revenue from hosting	0	10,116	0	21,980
Revenue from the sale of mining equipment	0	20,471	717,147	190,192
Deferred revenue balance	14,365		14,365
Cash equivalents	482,951		482,951		$ 499,270
Change in the fair value of cryptocurrency	(26,170)	$ 76,591	59,046	$ 76,591
Prepaid expenses	168,050		168,050		675,000
Customer advances	0		0		703,500
Carrying value of note receivable	468,056		468,056		655,277
Fixed asset not in service	$ 3,228,600		3,228,600		$ 3,071,565
Mining Equipment [Member]
Property, Plant and Equipment [Line Items]
Impairment charges			$ 0